Notes Payable and Convertible Note Payable (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 02, 2016	Mar. 19, 2016	Apr. 02, 2015	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015
Note payable						$ 15,173,496	$ 15,173,496	$ 78,931	$ 78,931
Percentage of seller's note bears interest, payable monthly			10.00%	3.00%	8.00%	4.02%	4.02%
Debt instrument periodic payment							$ 25,495	$ 1,000
Debt instrument, maturity date, description							through June 2021
Revolving line of credit							$ 5,900,000
Inventory and fixed assets, reduction amount	$ 50,000
Revolving line of credit facility maturity date							Jun. 30, 2018
Proceeds from issuance of notes payable			$ 140,000	$ 50,000	$ 50,000		$ 2,900,000		$ 0
Debt instruments maturtity date			Jun. 30, 2015	Jul. 21, 2015	Mar. 31, 2020		Mar. 31, 2020
Issuance of warrants to purchase of stock						100,000	100,000
Warrants term							3 years
Warrants exercise price per share						$ 0.40	$ 0.40
Series B Preferred Stock [Member]
Number of common stock shares issued for debt					176,734	30,000	53,073
Shareholders of Xing [Member]
Percentage of seller's note bears interest, payable monthly						1.00%	1.00%
Proceeds from issuance of notes payable							$ 4,500,000
Debt instruments maturtity date							Jun. 30, 2017
Unaffiliated Third Party [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of convertible promissory note		$ 200,000
Issuance of warrants to purchase of stock		100,000
Warrants term		3 years
Warrants exercise price per share		$ 0.40
Fair value of the warrant		$ 18,154
LIBOR [Member] | Minimum [Member]
Percentage of seller's note bears interest, payable monthly						2.25%	2.25%
LIBOR [Member] | Maximum [Member]
Percentage of seller's note bears interest, payable monthly						3.00%	3.00%
One Note Payable [Member]
Note payable						$ 4,800,000	$ 4,800,000
Proceeds from issuance of convertible promissory note							$ 1,070,000